Income Taxes (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		$ (92,703)	$ (97,181)
Changes recorded on the statement of profit and loss		(14,149)	1,579
Changes recorded in other comprehensive income		3,205	(7,096)
Change as a result of business combinations		(18,468)
Translation differences		1,387	9,995
Balance of deferred tax (liability) asset		(120,728)	(92,703)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		(132,718)	(127,230)
Changes recorded on the statement of profit and loss		(9,626)	(20,103)
Changes recorded in other comprehensive income		0	0
Change as a result of business combinations		(18,468)
Translation differences		3,313	14,615
Balance of deferred tax (liability) asset		(157,499)	(132,718)
Carryforward of losses and deductions for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		116,088	112,342
Changes recorded on the statement of profit and loss		6,054	8,116
Changes recorded in other comprehensive income		0	0
Change as a result of business combinations		0
Translation differences		(1,364)	(4,370)
Balance of deferred tax (liability) asset		120,778	116,088
Financial Instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset		(1,735)	1,260
Changes recorded on the statement of profit and loss		24	(235)
Changes recorded in other comprehensive income		354	(2,657)
Change as a result of business combinations		0
Translation differences		7	(103)
Balance of deferred tax (liability) asset		(1,350)	(1,735)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset	[1]	(74,338)	(83,553)
Changes recorded on the statement of profit and loss	[1]	(10,601)	13,801
Changes recorded in other comprehensive income	[1]	2,851	(4,439)
Change as a result of business combinations	[1]	0
Translation differences	[1]	(569)	(147)
Balance of deferred tax (liability) asset	[1]	$ (82,657)	$ (74,338)

[1]	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.